INVESTMENTS IN SECURITIES - Gains and losses related to equity securities (Details) ¥ in Thousands	12 Months Ended
Mar. 31, 2019 JPY (¥)
INVESTMENTS IN SECURITIES
Net gains and (losses) recognized during the period on equity securities	¥ 23,400
Unrealized gains and (losses) recognized during the period on equity securities still held	¥ 23,400